Disposal of Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Apr. 30, 2011 Mingshitang [Member]	May 31, 2011 Tomorrow Oriental [Member]
Discontinued Operations [Line Items]
Percentage of equity interest sold	60.00%	100.00%
Cash consideration	$ 460	$ 1,127
Disposal loss	$ (1,177)	$ (360)